Note 7 - Revenue Recognition - Noninterest Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Noninterest income (in scope of Topic 606)	$ 702	$ 659	$ 2,196	$ 2,009
Noninterest income	860	802	3,299	2,513	$ 3,391	$ 3,250
Deposit Account [Member]
Noninterest income (in scope of Topic 606)	298	286	935	895
Noninterest income					1,200	1,245
Debit Card [Member]
Noninterest income (in scope of Topic 606)	338	327	1,065	975
Noninterest income					$ 1,333	$ 1,161
Financial Service, Other [Member]
Noninterest income (in scope of Topic 606)	66	46	196	139
Product and Service, Out of Scope of ASC 606 [Member]
Noninterest income	$ 158	$ 143	$ 1,103	$ 504